Inventories (Inventories) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Components		$ 19,630	$ 13,822
Work in process		10,123	6,019
Finished products	[1]	14,399	6,753
Total inventories		44,152	26,594
Current assets		39,736	23,803
Long-term assets (A)		$ 4,416	$ 2,791

[1]	includes systems at customer locations not yet sold, as of December 31, 2020 and 2019, in the amount of $10,613 and $3,498 respectively.